STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

January 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 39.7%
Australia - .1%
Westpac Banking, Sr. Unscd. Notes	2.00	1/13/2023	15,000	15,507
Canada - 1.0%
Bank of Montreal, Sub. Notes	4.34	10/5/2028	15,000	16,399
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.10	4/2/2024	10,000	10,800
Province of Alberta, Sr. Unscd. Notes	2.20	7/26/2022	20,000	20,594
Province of Ontario, Sr. Unscd. Bonds	2.50	4/27/2026	25,000	27,388
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	20,000	20,054
Rogers Communications, Gtd. Notes	2.90	11/15/2026	15,000	16,549
Royal Bank of Canada, Sr. Unscd. Notes	2.75	2/1/2022	10,000	10,256
The Bank of Nova Scotia, Sr. Unscd. Notes	2.70	3/7/2022	15,000	15,421
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.25	3/11/2024	5,000	5,431
				142,892
Colombia - .1%
Colombia, Sr. Unscd. Bonds	8.13	5/21/2024	10,000	12,149
Germany - .4%
KFW, Govt. Gtd. Bonds	0.00	4/18/2036	15,000	[a] 11,824
KFW, Govt. Gtd. Bonds	0.38	7/18/2025	10,000	9,965
KFW, Govt. Gtd. Notes	2.63	2/28/2024	25,000	26,804
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	2.00	1/13/2025	15,000	15,942
				64,535
Ireland - .1%
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	10,000	10,578
Japan - .2%
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.78	3/2/2025	25,000	27,936
Panama - .1%
Panama, Sr. Unscd. Bonds	9.38	4/1/2029	10,000	15,361
Peru - .1%
Peru, Sr. Unscd. Bonds	2.78	1/23/2031	15,000	16,174
Poland - .1%
Poland, Sr. Unscd. Notes	3.25	4/6/2026	15,000	16,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 39.7% (continued)
Supranational - .6%
Asian Development Bank, Sr. Unscd. Notes	1.50	10/18/2024	15,000	15,647
European Bank for Reconstruction & Development, Sr. Unscd. Notes	2.75	3/7/2023	10,000	10,531
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	10,000	9,745
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	10,000	10,601
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	15,000	15,686
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	2.13	7/1/2022	20,000	20,556
				82,766
United Kingdom - .4%
AstraZeneca, Sr. Unscd. Notes	6.45	9/15/2037	10,000	15,045
GlaxoSmithKline Capital, Gtd. Notes	2.85	5/8/2022	20,000	20,652
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	15,000	17,872
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	10,000	13,436
				67,005
United States - 36.4%
3M, Sr. Unscd. Bonds	2.88	10/15/2027	15,000	16,677
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	20,000	20,872
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	20,000	22,144
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	10,000	13,174
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	10,000	12,679
Amazon.com, Sr. Unscd. Notes	4.80	12/5/2034	10,000	13,364
American Express, Sr. Unscd. Notes	3.40	2/22/2024	25,000	27,118
American Tower, Sr. Unscd. Notes	3.50	1/31/2023	25,000	26,463
American Water Capital, Sr. Unscd. Notes	2.80	5/1/2030	15,000	16,418
Amgen, Sr. Unscd. Notes	4.56	6/15/2048	20,000	25,945
Apple, Sr. Unscd. Notes	2.15	2/9/2022	15,000	15,300
Apple, Sr. Unscd. Notes	3.25	2/23/2026	15,000	16,749
Becton Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	10,000	10,795
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	15,000	17,815
Bristol-Myers Squibb, Sr. Unscd. Notes	3.88	8/15/2025	10,000	11,335
Bristol-Myers Squibb, Sr. Unscd. Notes	4.13	6/15/2039	10,000	12,447
Caterpillar Financial Services, Sr. Unscd. Notes	0.95	5/13/2022	15,000	15,134
Centerpoint Energy Houston Electric, Mortgage Bonds	3.55	8/1/2042	10,000	11,611
Cigna, Gtd. Notes	4.13	11/15/2025	15,000	17,212

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 39.7% (continued)
United States - 36.4% (continued)
Cigna, Gtd. Notes	4.38	10/15/2028	15,000		17,845
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	20,000		28,731
Citigroup, Sr. Unscd. Notes	3.20	10/21/2026	20,000		22,071
Citigroup, Sr. Unscd. Notes	3.98	3/20/2030	10,000		11,566
Citigroup, Sr. Unscd. Notes	4.41	3/31/2031	15,000		17,836
Citigroup, Sub. Notes	4.75	5/18/2046	10,000		12,965
Commonwealth Edison, First Mortgage Bonds	3.00	3/1/2050	20,000		21,210
Conagra Brands, Sr. Unscd. Notes	5.30	11/1/2038	15,000		19,769
CSX, Sr. Unscd. Notes	3.35	11/1/2025	5,000		5,570
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	20,000		26,227
Deere & Co., Sr. Unscd. Notes	3.90	6/9/2042	10,000		12,322
Dell International, Sr. Scd. Notes	4.90	10/1/2026	15,000	[b]	17,529
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	10,000		11,623
eBay, Sr. Unscd. Notes	2.75	1/30/2023	10,000		10,432
Eli Lilly & Co., Sr. Unscd. Notes	2.25	5/15/2050	10,000		9,363
Exelon, Sr. Unscd. Notes	4.05	4/15/2030	15,000		17,560
Exelon, Sr. Unscd. Notes	4.70	4/15/2050	15,000		19,326
Exelon Generation, Sr. Unscd. Notes	5.60	6/15/2042	10,000		11,494
Federal Home Loan Bank, Bonds	2.50	2/13/2024	25,000		26,785
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K077, Cl. A2	3.85	5/25/2028	30,000	[c]	35,773
Federal National Mortgage Association, Notes	0.50	6/17/2025	10,000	[c]	10,042
Federal National Mortgage Association, Notes	2.25	4/12/2022	20,000	[c]	20,534
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	15,000		17,749
Gilead Sciences, Sr. Unscd. Notes	3.50	2/1/2025	15,000		16,557
HCA, Sr. Scd. Notes	5.25	6/15/2049	10,000		12,779
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.45	10/2/2023	10,000		10,979
Humana, Sr. Unscd. Notes	3.85	10/1/2024	10,000		11,055
Intel, Sr. Unscd. Notes	3.10	2/15/2060	10,000		10,446
Intel, Sr. Unscd. Notes	3.15	5/11/2027	10,000		11,207
Intercontinental Exchange, Gtd. Notes	3.75	12/1/2025	15,000		16,946
International Business Machines, Sr. Unscd. Debs.	5.88	11/29/2032	10,000		14,108
International Business Machines, Sr. Unscd. Notes	4.00	6/20/2042	5,000		5,995
International Paper, Sr. Unscd. Notes	4.40	8/15/2047	10,000		12,685
ITC Holdings, Sr. Unscd. Notes	3.35	11/15/2027	15,000		16,902

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 39.7% (continued)
United States - 36.4% (continued)
Johnson & Johnson, Sr. Unscd. Notes	2.63	1/15/2025	15,000	16,218
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	10,000	9,925
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	10,000	12,102
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	20,000	23,906
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	10,000	11,135
Laboratory Corp. of America Holdings, Sr. Unscd. Notes	3.20	2/1/2022	10,000	10,281
Lowe's, Sr. Unscd. Notes	4.50	4/15/2030	10,000	12,196
Lowe's, Sr. Unscd. Notes	4.65	4/15/2042	10,000	12,783
Marsh & McLennan, Sr. Unscd. Notes	4.75	3/15/2039	15,000	19,520
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	15,000	18,353
Microsoft, Sr. Unscd. Notes	2.88	2/6/2024	25,000	26,814
Microsoft, Sr. Unscd. Notes	4.25	2/6/2047	10,000	13,370
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	10,000	12,939
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	20,000	23,941
Morgan Stanley, Sub. Notes	4.10	5/22/2023	15,000	16,199
Northern Trust, Sr. Unscd. Notes	3.15	5/3/2029	20,000	22,573
Oracle, Sr. Unscd. Notes	2.95	4/1/2030	10,000	10,991
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	10,000	11,824
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	15,000	16,742
PepsiCo, Sr. Unscd. Notes	2.75	4/30/2025	15,000	16,262
Potomac Electric Power, First Mortgage Bonds	6.50	11/15/2037	15,000	22,555
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	10,000	10,513
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	5,000	6,265
State Street, Sr. Unscd. Notes	2.65	5/15/2023	25,000	25,754
Target, Sr. Unscd. Notes	2.50	4/15/2026	15,000	16,379
The Coca-Cola Company, Sr. Unscd. Notes	3.45	3/25/2030	10,000	11,527
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	20,000	22,632
The Home Depot, Sr. Unscd. Notes	3.50	9/15/2056	10,000	11,720
The Home Depot, Sr. Unscd. Notes	3.90	12/6/2028	10,000	11,848
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	10,000	10,884
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	10,000	11,443
Truist Financial, Sr. Unscd. Notes	3.75	12/6/2023	10,000	10,938
TWDC Enterprises 18, Gtd. Notes	4.13	6/1/2044	10,000	12,233
Tyson Foods, Sr. Unscd. Notes	4.55	6/2/2047	10,000	12,895
U.S. Treasury Bonds	1.13	5/15/2040	10,000	9,155

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 39.7% (continued)
United States - 36.4% (continued)
U.S. Treasury Bonds	1.13	8/15/2040	12,000	10,948
U.S. Treasury Bonds	1.25	5/15/2050	12,000	10,388
U.S. Treasury Bonds	1.38	8/15/2050	15,000	13,407
U.S. Treasury Bonds	1.38	11/15/2040	10,000	9,530
U.S. Treasury Bonds	1.63	11/15/2050	10,000	9,508
U.S. Treasury Bonds	2.00	2/15/2050	22,000	22,885
U.S. Treasury Bonds	2.25	8/15/2049	9,000	9,876
U.S. Treasury Bonds	2.38	11/15/2049	10,000	11,267
U.S. Treasury Bonds	2.50	2/15/2045	10,000	11,469
U.S. Treasury Bonds	2.75	8/15/2047	40,000	48,159
U.S. Treasury Bonds	2.75	11/15/2042	5,000	5,976
U.S. Treasury Bonds	2.88	5/15/2049	13,000	16,113
U.S. Treasury Bonds	3.00	2/15/2049	30,000	37,990
U.S. Treasury Bonds	3.00	2/15/2048	30,000	37,826
U.S. Treasury Bonds	3.13	2/15/2042	35,000	44,316
U.S. Treasury Bonds	3.13	11/15/2041	18,000	22,747
U.S. Treasury Bonds	3.13	5/15/2048	32,000	41,258
U.S. Treasury Bonds	3.63	2/15/2044	10,000	13,666
U.S. Treasury Bonds	3.88	8/15/2040	11,000	15,271
U.S. Treasury Bonds	4.38	11/15/2039	7,000	10,273
U.S. Treasury Bonds	4.38	5/15/2040	28,000	41,203
U.S. Treasury Bonds	4.50	2/15/2036	5,000	7,161
U.S. Treasury Notes	0.13	10/15/2023	25,000	24,980
U.S. Treasury Notes	0.13	12/15/2023	25,000	24,969
U.S. Treasury Notes	0.13	5/31/2022	30,000	30,015
U.S. Treasury Notes	0.13	5/15/2023	20,000	19,998
U.S. Treasury Notes	0.13	1/15/2024	10,000	9,986
U.S. Treasury Notes	0.13	7/15/2023	10,000	9,997
U.S. Treasury Notes	0.13	9/15/2023	15,000	14,990
U.S. Treasury Notes	0.25	7/31/2025	10,000	9,950
U.S. Treasury Notes	0.25	4/15/2023	20,000	20,056
U.S. Treasury Notes	0.38	12/31/2025	12,000	11,975
U.S. Treasury Notes	0.38	3/31/2022	90,000	90,308
U.S. Treasury Notes	0.38	11/30/2025	10,000	9,985
U.S. Treasury Notes	0.50	3/15/2023	25,000	25,201
U.S. Treasury Notes	0.63	5/15/2030	17,000	16,384
U.S. Treasury Notes	0.63	12/31/2027	15,000	14,873
U.S. Treasury Notes	0.63	8/15/2030	25,000	24,020
U.S. Treasury Notes	0.88	11/15/2030	20,000	19,627
U.S. Treasury Notes	1.13	2/28/2022	35,000	35,392
U.S. Treasury Notes	1.38	2/15/2023	15,000	15,384
U.S. Treasury Notes	1.38	8/31/2026	25,000	26,164
U.S. Treasury Notes	1.38	1/31/2025	25,000	26,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 39.7% (continued)
United States - 36.4% (continued)
U.S. Treasury Notes	1.38	10/15/2022	25,000	25,539
U.S. Treasury Notes	1.50	8/15/2026	15,000	15,799
U.S. Treasury Notes	1.50	1/15/2023	15,000	15,405
U.S. Treasury Notes	1.50	2/15/2030	15,000	15,650
U.S. Treasury Notes	1.50	3/31/2023	25,000	25,742
U.S. Treasury Notes	1.50	11/30/2024	20,000	20,931
U.S. Treasury Notes	1.63	8/15/2029	25,000	26,412
U.S. Treasury Notes	1.63	11/30/2026	25,000	26,517
U.S. Treasury Notes	1.63	12/15/2022	15,000	15,425
U.S. Treasury Notes	1.63	5/15/2026	25,000	26,495
U.S. Treasury Notes	1.63	11/15/2022	15,000	15,405
U.S. Treasury Notes	1.63	2/15/2026	30,000	31,777
U.S. Treasury Notes	1.75	6/30/2022	20,000	20,467
U.S. Treasury Notes	1.75	7/15/2022	40,000	40,961
U.S. Treasury Notes	1.75	12/31/2026	20,000	21,365
U.S. Treasury Notes	1.75	12/31/2024	15,000	15,854
U.S. Treasury Notes	1.75	6/15/2022	35,000	35,792
U.S. Treasury Notes	1.88	6/30/2026	5,000	5,368
U.S. Treasury Notes	1.88	8/31/2024	55,000	58,197
U.S. Treasury Notes	1.88	7/31/2022	15,000	15,400
U.S. Treasury Notes	2.00	4/30/2024	100,000	105,813
U.S. Treasury Notes	2.00	8/15/2025	25,000	26,852
U.S. Treasury Notes	2.00	2/15/2025	30,000	32,053
U.S. Treasury Notes	2.00	5/31/2024	65,000	68,853
U.S. Treasury Notes	2.00	6/30/2024	65,000	68,931
U.S. Treasury Notes	2.13	5/31/2026	10,000	10,863
U.S. Treasury Notes	2.13	7/31/2024	50,000	53,303
U.S. Treasury Notes	2.13	11/30/2024	30,000	32,113
U.S. Treasury Notes	2.13	9/30/2024	18,000	19,226
U.S. Treasury Notes	2.25	12/31/2024	25,000	26,914
U.S. Treasury Notes	2.25	11/15/2024	45,000	48,359
U.S. Treasury Notes	2.25	10/31/2024	30,000	32,218
U.S. Treasury Notes	2.25	11/15/2025	10,000	10,879
U.S. Treasury Notes	2.25	3/31/2026	25,000	27,289
U.S. Treasury Notes	2.38	5/15/2027	25,000	27,690
U.S. Treasury Notes	2.38	5/15/2029	28,000	31,267
U.S. Treasury Notes	2.38	8/15/2024	25,000	26,895
U.S. Treasury Notes	2.63	2/15/2029	35,000	39,732
U.S. Treasury Notes	2.75	2/15/2028	5,000	5,684
U.S. Treasury Notes	2.75	2/28/2025	20,000	21,986
U.S. Treasury Notes	2.88	8/15/2028	25,000	28,758
U.S. Treasury Notes	2.88	5/15/2028	40,000	45,913
U.S. Treasury Notes	3.13	11/15/2028	35,000	40,994

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 39.7% (continued)
United States - 36.4% (continued)
Union Pacific, Sr. Unscd. Notes	4.10	9/15/2067	5,000		6,068
United Parcel Service, Sr. Unscd. Notes	3.05	11/15/2027	15,000		16,818
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	5,000	[b]	4,802
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/2054	10,000		13,560
Visa, Sr. Unscd. Notes	3.15	12/14/2025	15,000		16,708
WW Grainger, Sr. Unscd. Notes	1.85	2/15/2025	10,000		10,463
Zoetis, Sr. Unscd. Notes	3.90	8/20/2028	15,000		17,431
Federal Home Loan Mortgage Corp.:
2.00%, 1/1/2051			25,000	[c]	25,840
2.50%, 5/1/2035-8/1/2050			81,258	[c]	85,550
3.00%, 7/1/2046-6/1/2050			53,523	[c]	56,414
3.50%, 11/1/2047-7/1/2049			32,022	[c]	34,122
4.00%, 5/1/2049			12,954	[c]	13,870
5.00%, 10/1/2049			15,739	[c]	17,409
Federal National Mortgage Association:
2.00%			25,000	[c,d]	25,771
1.50%			25,000	[c,d]	25,113
2.00%, 9/1/2040-12/1/2050			48,996	[c]	50,644
2.00%			150,000	[c,d]	155,517
2.50%			75,000	[c,d]	79,034
2.50%, 11/1/2031-7/1/2050			59,334	[c]	62,437
3.00%, 6/1/2034-6/1/2050			157,850	[c]	166,992
3.00%			50,000	[c,d]	52,729
3.50%			75,000	[c,d]	79,797
3.50%, 9/1/2037-11/1/2049			127,989	[c]	136,732
4.00%			25,000	[c,d]	26,809
4.00%, 1/1/2048-8/1/2049			80,313	[c]	86,364
4.50%, 8/1/2047			12,763	[c]	13,908
4.50%			50,000	[c,d]	54,320
5.50%, 9/1/2049			19,051	[c]	21,226
Government National Mortgage Association II:
2.00%			25,000	[d]	25,967
2.50%			75,000	[d]	78,929
3.00%, 11/20/2045-8/20/2050			102,719		108,839
3.50%			25,000	[d]	26,459
3.50%, 11/20/2046-6/20/2049			76,279		81,260
4.00%, 4/20/2049-10/20/2049			47,725		51,150
4.50%, 2/20/2049-6/20/2049			20,614		22,452
5.00%, 6/20/2049			12,081		13,191
				5,395,393

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 39.7% (continued)
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	10,000		13,375
Total Bonds and Notes (cost $5,669,447)			5,880,526
Description			Shares		Value ($)
Common Stocks - 58.6%
Australia - 1.4%
Australia & New Zealand Banking Group			1,266		22,776
CSL			197	[e]	40,772
Dexus			7,779		53,366
Insurance Australia Group			4,796	[e]	17,665
National Australia Bank			1,145		20,448
Westpac Banking			2,865		46,187
				201,214
Bermuda - .1%
Hiscox			1,224	[e]	15,525
Canada - .8%
Intact Financial			587		64,725
The Toronto-Dominion Bank			876		49,638
				114,363
China - 3.2%
3SBio			40,000	[b,e]	37,316
Alibaba Group Holding, ADR			572	[e]	145,191
Meituan, Cl. B			1,649	[e]	75,214
Ping An Insurance Group Company of China, Cl. H			4,000	[e]	47,178
Tencent Holdings			1,866	[e]	163,355
				468,254
Denmark - .7%
Chr. Hansen Holding			229	[e]	20,692
Novo Nordisk, Cl. B			217	[e]	15,094
Orsted			376	[b,e]	71,054
				106,840
France - 2.2%
BNP Paribas			749	[e]	36,074
Bureau Veritas			1,924	[e]	50,594
Danone			560	[e]	37,310
Kering			25		16,406
L'Oreal			257	[e]	90,085
LVMH			30		18,114
Sanofi			472	[e]	44,346
Valeo			935	[e]	34,929
				327,858

Description	Shares		Value ($)
Common Stocks - 58.6% (continued)
Germany - 2.8%
Allianz	202	[e]	45,791
Brenntag	1,032	[e]	81,046
Continental	217	[e]	30,504
Deutsche Post	368	[e]	18,211
Deutsche Wohnen	283	[e]	14,032
Fresenius Medical Care & Co.	261	[e]	21,185
HELLA GmbH & Co.	654	[e]	40,068
Infineon Technologies	1,868		75,127
SAP	671	[e]	85,417
		411,381
Hong Kong - .8%
AIA Group	6,400	[e]	78,415
Link REIT	4,500		39,664
		118,079
Ireland - 1.1%
Accenture, Cl. A	440		106,445
Medtronic	536		59,673
		166,118
Japan - 3.6%
Ebara	2,100		72,661
Fast Retailing	100		86,064
Honda Motor	1,300		34,374
KDDI	1,100		32,391
M3	400		33,538
Mitsubishi UFJ Financial Group	3,800		17,121
Nippon Telegraph & Telephone	600		14,957
Recruit Holdings	900		39,213
Seven & i Holdings	500		18,992
Sony	600		57,417
Sugi Holdings	200		13,121
Sumitomo Mitsui Financial Group	500		15,563
Suntory Beverage & Food	1,600		55,983
Takeda Pharmaceutical	500		17,531
Toyota Motor	400		27,971
		536,897
Mexico - .5%
Fomento Economico Mexicano	10,733		73,093
Netherlands - .6%
ASML Holding	136		72,410
Wolters Kluwer	203	[e]	16,849
		89,259
Norway - .5%
DNB	958	[e]	18,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 58.6% (continued)
Norway - .5% (continued)
Mowi	2,665		58,922
		77,623
South Africa - .3%
Naspers, Cl. N	85		19,510
Old Mutual	19,158	[e]	16,388
		35,898
South Korea - .4%
Samsung SDI	98		63,854
Spain - .5%
Banco Santander	10,983	[e]	32,123
Iberdrola	3,186		43,208
		75,331
Switzerland - 1.9%
Lonza Group	110	[e]	70,366
Nestle	759	[e]	85,028
Roche Holding	321	[e]	110,643
Zurich Insurance Group	42	[e]	16,721
		282,758
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing	8,000		168,919
Thailand - .2%
Kasikornbank	5,700	[e]	24,161
United Kingdom - 5.1%
Ascential	5,222	[e]	23,643
AstraZeneca	273	[e]	27,872
Aviva	12,616		57,645
Barclays	19,867	[e]	36,344
Bunzl	1,542		49,601
Ferguson	464		53,985
GlaxoSmithKline	1,052		19,543
HSBC Holdings	3,323	[e]	17,404
Informa	5,136	[e]	35,107
Johnson Matthey	2,082		84,072
Legal & General Group	4,995	[e]	16,672
Linde	411		100,859
Natwest Group	12,559	[e]	25,243
Prudential	1,771	[e]	28,391
RELX	3,505	[e]	86,942
Travis Perkins	1,893	[e]	34,954
Unilever	933	[e]	54,382
		752,659
United States - 30.8%
Abbott Laboratories	589		72,795

Description	Shares		Value ($)
Common Stocks - 58.6% (continued)
United States - 30.8% (continued)
Adobe	154	[e]	70,651
Albemarle	343		55,792
Alphabet, Cl. C	105	[e]	192,753
Amazon.com	62	[e]	198,784
American Express	388		45,109
American Tower	172	[f]	39,106
Amgen	215		51,907
Apple	3,077		406,041
Applied Materials	1,257		121,527
AT&T	2,289		65,534
Automatic Data Processing	245		40,454
Becton Dickinson & Co.	106		27,750
Biogen	106	[e]	29,957
BlackRock	45		31,557
Booking Holdings	14	[e]	27,221
Bristol-Myers Squibb	631		38,762
Brixmor Property Group	1,940	[f]	32,844
Cerner	688		55,116
Cigna	206		44,712
Citigroup	1,283		74,401
CME Group	102		18,538
CMS Energy	1,397		79,461
Colgate-Palmolive	512		39,936
Costco Wholesale	149		52,512
Dollar General	73		14,207
Ecolab	433		88,553
Eli Lilly & Co.	261		54,280
Emerson Electric	708		56,180
Eversource Energy	834		72,975
Fidelity National Information Services	569		70,249
Gilead Sciences	529		34,702
Intel	1,510		83,820
International Flavors & Fragrances	552		62,034
Intuit	158		57,074
Kansas City Southern	239		48,438
Laureate Education, Cl. A	1,734	[e]	22,559
Lowe's	359		59,899
Mastercard, Cl. A	390		123,353
Merck & Co.	1,304		100,499
Microsoft	1,507		349,564
Morgan Stanley	746		50,019
NIKE, Cl. B	464		61,986
Norfolk Southern	271		64,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 58.6% (continued)
United States - 30.8% (continued)
Otis Worldwide		1,242		80,295
PayPal Holdings		353	[e]	82,711
PepsiCo		427		58,315
Prologis		445	[f]	45,924
S&P Global		70		22,190
salesforce.com		272	[e]	61,352
Starbucks		504		48,792
Texas Instruments		368		60,974
The Estee Lauder Companies, Cl. A		163		38,574
The Goldman Sachs Group		284		77,012
The Home Depot		293		79,350
The PNC Financial Services Group		316		45,352
The Procter & Gamble Company		615		78,849
The TJX Companies		656		42,010
The Walt Disney Company		473	[e]	79,544
Thermo Fisher Scientific		131		66,771
Union Pacific		270		53,317
United Parcel Service, Cl. B		233		36,115
Verizon Communications		761		41,665
Visa, Cl. A		417		80,585
			4,567,432
Total Common Stocks (cost $6,568,083)		8,677,516

Rights - .0%
Spain - .0%
Iberdrola (cost $651)		3,186		660
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 5.8%
Registered Investment Companies - 5.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $856,671)	0.08	856,671	[g]	856,671
Total Investments (cost $13,094,852)		104.1%	15,415,373
Liabilities, Less Cash and Receivables		(4.1%)	(600,306)
Net Assets		100.0%	14,815,067

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $130,701 or .88% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	35,773	-	35,773
Corporate Bonds	-	1,718,792	-	1,718,792
Equity Securities – Common Stocks	5,167,056	3,510,460††	-	8,677,516
Foreign Governmental	-	141,950	-	141,950
Investment Companies	856,671	-	-	856,671
Rights	-	660††	-	660
U.S. Government Agencies	-	57,361	-	57,361
U.S. Government Agencies Mortgage-Backed	-	1,678,845	-	1,678,845
U.S. Treasury Securities	-	2,247,805	-	2,247,805

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2021, accumulated net unrealized appreciation on investments was $2,320,521, consisting of $2,448,342 gross unrealized appreciation and $127,821 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.